United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/10

Date of Reporting Period: Quarter ended 1/31/10

Item 1.	Schedule of Investments

Federated Max-Cap Index Fund

Portfolio of Investments

January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 96.9%;1
		Consumer Discretionary – 9.5%
2,900		Abercrombie & Fitch Co., Class A	91,466
15,710	[2]	Amazon.com, Inc.	1,970,191
4,600	[2]	Apollo Group, Inc., Class A	278,714
4,096	[2]	AutoNation, Inc.	73,728
1,330	[2]	AutoZone, Inc.	206,190
15,456	[2]	Bed Bath & Beyond, Inc.	598,147
12,360		Best Buy Co., Inc.	452,994
13,621	[2]	Big Lots, Inc.	386,973
2,341		Black & Decker Corp.	151,369
15,886		Block (H&R), Inc.	341,867
3,397		Brinks Home Security Holding	139,277
51,329		CBS Corp. (New), Class B	663,684
16,007		Carnival Corp.	533,513
12,860	[2]	Coach, Inc.	448,557
134,728		Comcast Corp., Class A	2,132,744
13,200		D. R. Horton, Inc.	155,628
44,870	[2]	DIRECTV Group, Inc., Class A	1,361,804
6,182		Darden Restaurants, Inc.	228,487
2,300		DeVRY, Inc.	140,438
10,405		Eastman Kodak Co.	62,950
10,100	[2]	Expedia, Inc.	216,241
5,860		Family Dollar Stores, Inc.	180,957
176,047	[2]	Ford Motor Co.	1,908,349
5,849		Fortune Brands, Inc.	243,143
5,600	[2]	GameStop Corp.	110,712
10,480		Gannett Co., Inc.	169,252
23,313		Gap (The), Inc.	444,812
17,667		Genuine Parts Co.	665,692
9,308	[2]	Goodyear Tire & Rubber Co.	124,169
9,120		Harley Davidson, Inc.	207,389
2,200		Harman International Industries, Inc.	78,210
6,114		Hasbro, Inc.	186,783
77,368		Home Depot, Inc.	2,167,078
11,636		International Game Technology	213,404
22,967	[2]	Interpublic Group Cos., Inc.	148,367
25,418		Johnson Controls, Inc.	707,383
13,755	[2]	Kohl's Corp.	692,839
26,351		Leggett and Platt, Inc.	481,169
5,181		Lennar Corp., Class A	79,580
10,598		Limited Brands, Inc.	201,574
67,540		Lowe's Cos., Inc.	1,462,241
15,992		Macy's, Inc.	254,753
9,984		Marriott International, Inc., Class A	261,880
14,261		Mattel, Inc.	281,227
48,210		McDonald's Corp.	3,009,750
13,414		McGraw-Hill Cos., Inc.	475,526
1,759		Meredith Corp.	54,494

Shares			Value
7,805		New York Times Co., Class A	100,841
10,810		Newell Rubbermaid, Inc.	146,692
97,454		News Corp., Inc.	1,228,895
16,970		Nike, Inc., Class B	1,081,837
5,960		Nordstrom, Inc.	205,858
5,200	[2]	O'Reilly Automotive, Inc.	196,560
13,053	[2]	Office Depot, Inc.	74,141
12,052		Omnicom Group, Inc.	425,436
13,007		Penney (J.C.) Co., Inc.	322,964
1,900		Polo Ralph Lauren Corp., Class A	155,800
1,610	[2]	Priceline.com, Inc.	314,513
12,165		Pulte Homes, Inc.	127,976
5,085		RadioShack Corp.	99,259
5,540		Ross Stores, Inc.	254,452
7,600		Scripps Networks Interactive	324,520
5,729	[2]	Sears Holdings Corp.	534,401
3,923		Sherwin-Williams Co.	248,522
27,291		Staples, Inc.	640,247
47,448	[2]	Starbucks Corp.	1,033,892
8,333		Starwood Hotels & Resorts Worldwide, Inc.	277,656
16,004		TJX Cos., Inc.	608,312
32,413		Target Corp.	1,661,814
4,296		Tiffany & Co.	174,461
1,750		Tim Horton's, Inc.	50,120
13,495		Time Warner Cable, Inc.	588,247
68,475		Time Warner, Inc.	1,879,639
3,430		V.F. Corp.	247,063
39,521	[2]	Viacom, Inc., Class B	1,151,642
88,033		Walt Disney Co.	2,601,375
288		Washington Post Co., Class B	125,171
2,540		Whirlpool Corp.	190,957
8,412		Wyndham Worldwide Corp.	176,568
2,400	[2]	Wynn Resorts Ltd.	148,512
19,532		Yum! Brands, Inc.	668,190
		TOTAL	43,512,228
		Consumer Staples – 11.2%
105,498		Altria Group, Inc.	2,095,190
42,094		Archer-Daniels-Midland Co.	1,261,557
15,736		Avon Products, Inc.	474,283
3,775		Brown-Forman Corp., Class B	193,733
67,616		CVS Caremark Corp.	2,188,730
7,723		Campbell Soup Co.	255,709
5,173		Clorox Co.	306,086
34,037		Coca-Cola Enterprises, Inc.	687,207
18,440		Colgate-Palmolive Co.	1,475,753
26,063		ConAgra Foods, Inc.	592,673
7,500	[2]	Constellation Brands, Inc., Class A	120,600
18,804		Costco Wholesale Corp.	1,079,914
20,147	[2]	Dean Foods Co.	355,192
10,300	[2]	Dr. Pepper Snapple Group, Inc.	284,898
13,300		Estee Lauder Cos., Inc., Class A	698,516

Shares			Value
12,542		General Mills, Inc.	894,370
11,402		H.J. Heinz Co.	497,469
6,422		Hershey Foods Corp.	233,953
2,700		Hormel Foods Corp.	104,490
9,207		Kellogg Co.	501,045
15,086		Kimberly-Clark Corp.	895,958
67,191		Kraft Foods, Inc., Class A	1,858,503
24,308		Kroger Co.	520,920
8,000		Lorillard, Inc.	605,600
5,000		McCormick & Co., Inc.	181,500
9,320		Mead Johnson Nutrition Co.	421,544
5,804		Molson Coors Brewing Co., Class B	243,768
72,627		PepsiCo, Inc.	4,330,022
89,698		Philip Morris International, Inc.	4,082,156
136,464		Procter & Gamble Co.	8,399,359
6,600		Reynolds American, Inc.	351,120
8,320		SUPERVALU, Inc.	122,387
14,223		Safeway Inc.	319,306
27,387		Sara Lee Corp.	332,478
4,204		Smucker (J.M.) Co.	252,534
30,445		Sysco Corp.	852,156
108,202		The Coca-Cola Co.	5,869,959
7,612		The Pepsi Bottling Group, Inc.	283,166
11,700		Tyson Foods, Inc., Class A	161,694
90,640		Wal-Mart Stores, Inc.	4,842,895
44,896		Walgreen Co.	1,618,501
5,400	[2]	Whole Foods Market, Inc.	146,988
		TOTAL	50,993,882
		Energy – 11.1%
27,493		Anadarko Petroleum Corp.	1,753,504
14,782		Apache Corp.	1,460,018
16,948		BJ Services Co.	350,315
12,343		Baker Hughes, Inc.	558,891
6,500		CONSOL Energy, Inc.	302,965
4,000		Cabot Oil & Gas Corp., Class A	153,080
9,695	[2]	Cameron International Corp.	365,114
23,500		Chesapeake Energy Corp.	582,330
92,741		Chevron Corp.	6,688,481
76,040		ConocoPhillips	3,649,920
9,500	[2]	Denbury Resources, Inc.	128,725
20,436		Devon Energy Corp.	1,367,373
3,000		Diamond Offshore Drilling, Inc.	274,590
5,980		ENSCO International, Inc., ADR	233,399
9,106		EOG Resources, Inc.	823,365
27,339		El Paso Corp.	277,491
223,264		Exxon Mobil Corp.	14,384,900
6,213	[2]	FMC Technologies, Inc.	330,345
38,896		Halliburton Co.	1,136,152
11,156		Hess Corp.	644,705
43,984		Marathon Oil Corp.	1,311,163
4,000		Massey Energy Co.	154,080

Shares			Value
11,000		Murphy Oil Corp.	561,880
10,880	[2]	Nabors Industries Ltd.	242,624
29,348	[2]	National-Oilwell, Inc.	1,200,333
8,150		Noble Energy, Inc.	602,611
41,001		Occidental Petroleum Corp.	3,212,018
13,250		Peabody Energy Corp.	558,090
4,600		Pioneer Natural Resources, Inc.	202,308
7		Precision Drilling Trust	54
5,500		Range Resources Corp.	253,000
5,652		Rowan Cos., Inc.	121,405
55,248		Schlumberger Ltd.	3,506,038
8,600		Smith International, Inc.	260,752
12,500	[2]	Southwestern Energy Co.	536,000
23,662		Spectra Energy Corp.	502,817
6,099		Sunoco, Inc.	153,024
5,900		Tesoro Petroleum Corp.	73,750
25,114		Valero Energy Corp.	462,600
22,371		Williams Cos., Inc.	466,212
23,935		XTO Energy, Inc.	1,066,783
		TOTAL	50,913,205
		Financials – 14.4%
12,210		AON Corp.	474,969
26,617		Aflac, Inc.	1,289,061
21,688		Allstate Corp.	649,122
54,295		American Express Co.	2,044,750
6,226	[2]	American International Group, Inc.	150,856
11,098		Ameriprise Financial, Inc.	424,388
4,557		Apartment Investment & Management Co., Class A	69,996
4,600		Assurant, Inc.	144,578
2,797		Avalonbay Communities, Inc.	214,278
30,047		BB&T Corp.	837,410
459,591		Bank of America Corp.	6,976,591
57,072		Bank of New York Mellon Corp.	1,660,224
5,300		Boston Properties, Inc.	343,811
11,700	[2]	CB Richard Ellis Services, Inc.	143,910
3,238		CME Group, Inc.	928,723
27,413		Capital One Financial Corp.	1,010,443
35,786		Charles Schwab Corp.	654,526
18,390		Chubb Corp.	919,500
6,295		Cincinnati Financial Corp.	166,125
810,749		Citigroup, Inc.	2,691,687
5,823		Comerica, Inc.	200,952
25,878		Discover Financial Services	354,011
208,500	[2]	E*Trade Group, Inc.	316,920
10,700		Equity Residential Properties Trust	342,935
13,789		Federated Investors, Inc.	349,965
34,607		Fifth Third Bancorp	430,511
18,565	[2]	First Horizon National Corp.	240,417
6,675		Franklin Resources, Inc.	661,025
21,700		Genworth Financial, Inc., Class A	300,328
23,740		Goldman Sachs Group, Inc.	3,530,613

Shares			Value
13,150		HCP, Inc.	372,802
13,970		Hartford Financial Services Group, Inc.	335,140
5,218		Health Care REIT, Inc.	224,374
52,753		Host Marriott Corp.	559,182
18,700		Hudson City Bancorp, Inc.	248,149
23,709		Huntington Bancshares, Inc.	113,566
2,800	[2]	InterContinentalExchange, Inc.	267,344
16,000		Invesco Ltd.	308,800
184,176		J.P. Morgan Chase & Co.	7,171,813
7,892		Janus Capital Group, Inc.	96,361
33,979		KeyCorp	243,969
40,801		Kimco Realty Corp.	514,909
5,700		Legg Mason, Inc.	146,946
6,900		Leucadia National Corp.	154,077
13,777		Lincoln National Corp.	338,639
15,447		Loews Corp.	552,539
3,100		M & T Bank Corp.	228,625
27,006		Marsh & McLennan Cos., Inc.	582,249
18,398		Marshall & Ilsley Corp.	127,130
46,841		MetLife, Inc.	1,654,424
10,234		Moody's Corp.	282,356
50,056		Morgan Stanley	1,340,500
5,300	[2]	NASDAQ Stock Market, Inc.	95,347
13,700		NYSE Euronext	320,717
8,569		Northern Trust Corp.	432,906
21,553		PNC Financial Services Group	1,194,683
12,300		People's United Financial, Inc.	198,891
6,100		Plum Creek Timber Co., Inc.	220,637
12,612		Principal Financial Group	290,707
32,600		Progressive Corp., OH	540,508
21,900		Prologis	275,940
26,261		Prudential Financial, Inc.	1,312,787
5,485		Public Storage, Inc.	434,302
64,043		Regions Financial Corp.	406,673
19,340	[2]	SLM Corp.	203,650
10,771		Simon Property Group, Inc.	775,512
21,341		State Street Corp.	915,102
32,223		SunTrust Banks, Inc.	783,986
19,808		T. Rowe Price Group, Inc.	982,873
32,549		The Travelers Cos., Inc.	1,649,258
5,369		Torchmark Corp.	241,068
91,963		U.S. Bancorp	2,306,432
17,900		Unum Group	350,303
9,064		Ventas, Inc.	382,501
6,678		Vornado Realty Trust	431,933
226,007		Wells Fargo & Co.	6,425,379
15,836		XL Capital Ltd., Class A	265,570
4,272		Zions Bancorp	81,040
		TOTAL	65,905,224
		Health Care – 12.8%
68,961		Abbott Laboratories	3,650,795

Shares			Value
18,204		Aetna, Inc.	545,574
13,242		Allergan, Inc.	761,415
11,568		AmerisourceBergen Corp.	315,344
44,297	[2]	Amgen, Inc.	2,590,488
4,824		Bard (C.R.), Inc.	399,861
28,444		Baxter International, Inc.	1,638,090
9,038		Becton, Dickinson & Co.	681,194
10,449	[2]	Biogen Idec, Inc.	561,529
67,345	[2]	Boston Scientific Corp.	581,187
83,400		Bristol-Myers Squibb Co.	2,031,624
12,210		CIGNA Corp.	412,332
14,708		Cardinal Health, Inc.	486,394
12,734		CareFusion Corp.	327,900
21,201	[2]	Celgene Corp.	1,203,793
2,500	[2]	Cephalon, Inc.	159,600
7,100	[2]	Coventry Health Care, Inc.	162,448
3,410		Covidien PLC	172,410
4,000	[2]	DaVita, Inc.	239,040
6,600		Dentsply International, Inc.	221,298
44,234		Eli Lilly & Co.	1,557,037
10,100	[2]	Express Scripts, Inc., Class A	846,986
13,576	[2]	Forest Laboratories, Inc., Class A	402,393
9,880	[2]	Genzyme Corp.	536,089
42,028	[2]	Gilead Sciences, Inc.	2,028,692
14,555	[2]	Hospira, Inc.	737,065
16,031	[2]	Humana, Inc.	779,427
12,180		IMS Health, Inc.	263,575
1,398	[2]	Intuitive Surgical, Inc.	458,628
127,774		Johnson & Johnson	8,031,874
9,484	[2]	King Pharmaceuticals, Inc.	113,903
3,800	[2]	Laboratory Corp. of America Holdings	270,180
6,701		Life Technologies, Inc.	333,107
14,334		McKesson HBOC, Inc.	843,126
21,478	[2]	Medco Health Solutions, Inc.	1,320,467
51,720		Medtronic, Inc.	2,218,271
142,940		Merck & Co., Inc.	5,457,449
3,227	[2]	Millipore Corp.	222,566
11,710	[2]	Mylan Laboratories, Inc.	213,473
3,600	[2]	Patterson Cos., Inc.	102,816
4,607		PerkinElmer, Inc.	92,785
394,267		Pfizer, Inc.	7,357,022
5,992		Quest Diagnostics, Inc.	333,575
13,858	[2]	St. Jude Medical, Inc.	522,862
10,662		Stryker Corp.	553,571
16,005	[2]	Tenet Healthcare Corp.	88,668
21,853	[2]	Thermo Fisher Scientific, Inc.	1,008,516
52,730		UnitedHealth Group, Inc.	1,740,090
4,800	[2]	Varian Medical Systems, Inc.	241,392
1,497	[2]	Varian, Inc.	77,185
3,800	[2]	Waters Corp.	216,524
4,083	[2]	Watson Pharmaceuticals, Inc.	156,665

Shares			Value
27,086	[2]	Wellpoint, Inc.	1,725,920
8,194	[2]	Zimmer Holdings, Inc.	461,486
		TOTAL	58,455,701
		Industrials – 10.1%
31,702		3M Co.	2,551,694
8,942		Avery Dennison Corp.	290,704
29,704		Boeing Co.	1,800,062
12,238		Burlington Northern Santa Fe Corp.	1,220,496
8,700		C.H. Robinson Worldwide, Inc.	492,681
14,364		CSX Corp.	615,641
30,782		Caterpillar, Inc.	1,608,052
10,209		Cintas Corp.	256,348
2,000		Cooper Industries PLC	85,800
7,368		Cummins, Inc.	332,739
11,390		Danaher Corp.	812,676
18,172		Deere & Co.	907,691
8,193		Donnelley (R.R.) & Sons Co.	162,385
7,602		Dover Corp.	325,974
1,800		Dun & Bradstreet Corp.	142,146
7,174		Eaton Corp.	439,336
36,154		Emerson Electric Co.	1,501,837
5,016		Equifax, Inc.	160,512
12,300		Expeditors International Washington, Inc.	419,430
5,000		Fastenal Co.	207,400
13,568		FedEx Corp.	1,063,053
1,700	[2]	First Solar, Inc.	192,610
1,921		Flowserve Corp.	173,217
6,612		Fluor Corp.	299,788
17,202		General Dynamics Corp.	1,149,954
452,666		General Electric Co.	7,278,869
6,890		Goodrich (B.F.) Co.	426,560
2,447		Grainger (W.W.), Inc.	242,938
33,118		Honeywell International, Inc.	1,279,680
17,792		ITT Corp.	859,532
19,838		Illinois Tool Works, Inc.	864,738
1,256		Ingersoll-Rand PLC, Class A	40,770
7,694	[2]	Iron Mountain, Inc.	175,885
4,500	[2]	Jacobs Engineering Group, Inc.	170,055
5,125		L-3 Communications Holdings, Inc.	427,118
12,188		Lockheed Martin Corp.	908,250
17,236		Masco Corp.	233,720
4,768	[2]	Monster Worldwide, Inc.	74,333
15,253		Norfolk Southern Corp.	717,806
15,800		Northrop Grumman Corp.	894,280
13,766		PACCAR, Inc.	495,989
5,928		Pall Corp.	204,338
6,245		Parker-Hannifin Corp.	349,158
10,103		Pitney Bowes, Inc.	211,355
6,700		Precision Castparts Corp.	705,175
7,400	[2]	Quanta Services, Inc.	134,828
23,755		Raytheon Co.	1,245,475

Shares			Value
14,152		Republic Services, Inc.	379,132
7,494		Robert Half International, Inc.	201,738
14,743		Rockwell Automation, Inc.	711,202
13,943		Rockwell Collins	741,628
3,300		Roper Industries, Inc.	165,264
2,186		Ryder System, Inc.	79,570
2,203		Snap-On, Inc.	90,059
26,646		Southwest Airlines Co.	301,899
3,113		Stanley Works	159,541
3,300	[2]	Stericycle, Inc.	174,669
12,060		Textron Inc.	235,532
19,730		Union Pacific Corp.	1,193,665
45,740		United Parcel Service, Inc.	2,642,400
43,122		United Technologies Corp.	2,909,873
31,023		Waste Management, Inc.	994,287
		TOTAL	46,133,537
		Information Technology – 18.0%
11,150	[2]	3Com Corp.	83,068
3,879	[2]	AOL Inc.	92,980
3,250		Accenture PLC	133,218
26,010	[2]	Adobe Systems, Inc.	840,123
22,790	[2]	Advanced Micro Devices, Inc.	170,013
4,094	[2]	Affiliated Computer Services, Inc., Class A	251,863
16,472	[2]	Agilent Technologies, Inc.	461,710
6,600	[2]	Akamai Technologies, Inc.	163,020
10,339		Altera Corp.	220,427
9,200		Amphenol Corp., Class A	366,528
11,024		Analog Devices, Inc.	297,207
41,958	[2]	Apple, Inc.	8,060,971
48,110		Applied Materials, Inc.	585,980
8,720	[2]	Autodesk, Inc.	207,449
18,315		Automatic Data Processing, Inc.	747,069
7,324	[2]	BMC Software, Inc.	282,999
18,775	[2]	Broadcom Corp.	501,668
15,068		CA, Inc.	332,099
265,028	[2,3]	Cisco Systems, Inc.	5,955,179
8,830	[2]	Citrix Systems, Inc.	366,887
11,700	[2]	Cognizant Technology Solutions Corp.	510,822
8,981	[2]	Computer Sciences Corp.	460,725
9,870	[2]	Compuware Corp.	74,913
57,000		Corning, Inc.	1,030,560
82,469	[2]	Dell, Inc.	1,063,850
116,585	[2]	EMC Corp.	1,943,472
41,100	[2]	eBay, Inc.	946,122
11,500	[2]	Electronic Arts, Inc.	187,220
5,300	[2]	FLIR Systems, Inc.	156,774
16,524		Fidelity National Information Services, Inc.	389,305
13,367	[2]	Fiserv, Inc.	602,050
10,946	[2]	Google Inc.	5,795,031
6,367		Harris Corp.	273,272
107,547		Hewlett-Packard Co.	5,062,237

Shares			Value
60,898		IBM Corp.	7,453,306
277,749		Intel Corp.	5,388,331
11,730	[2]	Intuit, Inc.	347,325
10,292	[2]	JDS Uniphase Corp.	80,895
8,235		Jabil Circuit, Inc.	119,243
22,300	[2]	Juniper Networks, Inc.	553,709
6,675		KLA-Tencor Corp.	188,235
25,014	[2]	LSI Logic Corp.	124,820
3,818	[2]	Lexmark International Group, Class A	98,466
7,814		Linear Technology Corp.	203,945
8,700	[2]	MEMC Electronic Materials, Inc.	109,446
3,512		Mastercard, Inc.	877,649
7,250	[2]	McAfee, Inc.	273,325
8,538		Microchip Technology, Inc.	220,366
34,463	[2]	Micron Technology, Inc.	300,517
352,216		Microsoft Corp.	9,925,447
6,681		Molex, Inc.	134,689
87,221		Motorola, Inc.	536,409
19,950	[2]	NVIDIA Corp.	307,031
8,014		National Semiconductor Corp.	106,266
12,931	[2]	NetApp, Inc.	376,680
24,773	[2]	Novell, Inc.	110,735
4,721	[2]	Novellus Systems, Inc.	98,669
187,867	[2]	Oracle Corp.	4,332,213
11,857		Paychex, Inc.	343,734
6,032	[2]	Qlogic Corp.	103,690
76,728		Qualcomm, Inc.	3,006,970
7,300	[2]	Red Hat, Inc.	198,706
13,420	[2]	SAIC, Inc.	245,989
3,900	[2]	Salesforce.com, Inc.	247,845
15,100	[2]	Sandisk Corp.	383,842
30,680	[2]	Symantec Corp.	520,026
19,067	[2]	Tellabs, Inc.	122,601
19,432	[2]	Teradata Corp.	543,513
6,401	[2]	Teradyne, Inc.	59,785
56,626		Texas Instruments, Inc.	1,274,085
7,700		Total System Services, Inc.	110,187
4,580		Tyco Electronics Ltd.	113,950
7,500	[2]	Verisign, Inc.	171,825
20,920		Visa, Inc., Class A	1,716,068
1,300		VistaPrint Ltd.	72,813
13,900	[2]	Western Digital Corp.	528,061
26,494		Western Union Co.	491,199
33,722		Xerox Corp.	294,056
11,320		Xilinx, Inc.	266,926
43,536	[2]	Yahoo, Inc.	653,475
		TOTAL	82,353,874
		Materials – 3.3%
4,500	[2]	AK Steel Holding Corp.	91,530
8,332		Air Products & Chemicals, Inc.	632,899
3,100		Airgas, Inc.	131,006

Shares			Value
65,348		Alcoa, Inc.	831,880
3,845		Allegheny Technologies, Inc.	157,068
3,744		Ball Corp.	190,158
3,876		Bemis Co., Inc.	108,761
2,600		CF Industries Holdings, Inc.	241,436
5,890		Cliffs Natural Resources, Inc.	235,305
51,653		Dow Chemical Co.	1,399,280
54,559		Du Pont (E.I.) de Nemours & Co.	1,779,169
2,896		Eastman Chemical Co.	163,711
9,416		Ecolab, Inc.	413,362
2,800		FMC Corp.	142,632
15,817		Freeport-McMoRan Copper & Gold, Inc.	1,054,836
3,142		International Flavors & Fragrances, Inc.	124,957
20,426		International Paper Co.	467,960
6,638		MeadWestvaco Corp.	159,777
20,907		Monsanto Co.	1,586,423
17,813		Newmont Mining Corp.	763,465
11,368		Nucor Corp.	463,814
6,200	[2]	Owens-Illinois, Inc.	168,764
6,342		PPG Industries, Inc.	372,149
22,108	[2]	Pactiv Corp.	498,535
19,090		Praxair, Inc.	1,437,859
9,450		Sealed Air Corp.	187,488
5,760		Sigma-Aldrich Corp.	275,616
3,300		Titanium Metals Corp.	38,379
6,510		United States Steel Corp.	289,239
4,406		Vulcan Materials Co.	194,701
8,220		Weyerhaeuser Co.	327,978
		TOTAL	14,930,137
		Telecommunication Services – 3.0%
274,659		AT&T, Inc.	6,965,352
17,500	[2]	American Tower Systems Corp.	742,875
12,798		CenturyTel, Inc.	435,260
12,238		Frontier Communications Corp.	93,131
9,500	[2]	MetroPCS Communications, Inc.	53,485
113,832		Qwest Communications International, Inc.	479,233
127,695	[2]	Sprint Nextel Corp.	418,840
136,014		Verizon Communications, Inc.	4,001,532
39,808		Windstream Corp.	410,420
		TOTAL	13,600,128
		Utilities – 3.5%
28,439	[2]	AES Corp.	359,185
5,943		Allegheny Energy, Inc.	124,506
11,421		Ameren Corp.	291,807
17,764		American Electric Power Co., Inc.	615,523
11,842		CMS Energy Corp.	179,643
16,614		CenterPoint Energy, Inc.	231,765
10,041		Consolidated Edison Co.	439,193
9,624		Constellation Energy Group, Inc.	310,663
13,881		DTE Energy Co.	583,557
26,114		Dominion Resources, Inc.	978,230

Shares			Value
47,365		Duke Energy Corp.	782,943
5,000		EQT Corp.	220,100
13,358		Edison International	445,089
8,282		Entergy Corp.	631,999
29,438		Exelon Corp.	1,342,962
16,232		FPL Group, Inc.	791,472
13,332		FirstEnergy Corp.	581,542
3,027		Integrys Energy Group, Inc.	126,680
1,589		NICOR, Inc.	64,386
16,564		NiSource, Inc.	236,037
6,050		Northeast Utilities Co.	153,186
5,957	[2]	NRG Energy, Inc.	143,623
17,036		P G & E Corp.	719,601
14,900		PPL Corp.	439,401
8,500		Pepco Holdings, Inc.	139,570
5,152		Pinnacle West Capital Corp.	184,545
11,907		Progress Energy, Inc.	464,016
33,788		Public Service Enterprises Group, Inc.	1,033,575
6,700		Questar Corp.	277,916
5,550		SCANA Corp.	197,635
10,702		Sempra Energy	543,126
30,592		Southern Co.	978,944
34,288		TECO Energy, Inc.	533,864
5,482		Wisconsin Energy Corp.	268,289
17,324		Xcel Energy, Inc.	359,993
		TOTAL	15,774,566
		TOTAL COMMON STOCKS (IDENTIFIED COST $205,454,856)	442,572,482
		EXCHANGE-TRADED FUND – 0.5%
22,179		SPDR Trust, Series 1 (IDENTIFIED COST $2,236,117)	2,381,359
		MUTUAL FUND – 2.5%
11,303,684	[4,5]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	11,303,684
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $218,994,657)[6]	456,257,525
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[7]	419,764
		TOTAL NET ASSETS — 100%	$456,677,289

At January 31, 2010, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P 500 Index Long Futures	47	$12,577,200	March 2010	$(402,343)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net”.

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $12,577,200 at January 31, 2010, which represents 2.8% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 99.8%.
2	Non-income producing security.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated company.
5	7-Day net yield.

6	At January 31, 2010, the cost of investments for federal tax purposes was $218,994,657. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $237,262,868. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $243,344,022 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,081,154.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Federated Mid-Cap Index Fund

Portfolio of Investments

January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 97.7%;1
		Consumer Discretionary – 14.0%
40,394	[2]	99 Cents Only Stores	526,738
46,200		Aaron's, Inc.	1,287,132
81,120		Advance Auto Parts, Inc.	3,200,184
57,500	[2]	Aeropostale, Inc.	1,891,175
179,819		American Eagle Outfitters, Inc.	2,857,324
35,006		American Greetings Corp., Class A	646,911
52,709	[2]	AnnTaylor Stores Corp.	662,025
36,123	[3]	Barnes & Noble, Inc.	631,430
26,396		Bob Evans Farms, Inc.	736,712
99,880		BorgWarner, Inc.	3,504,789
49,196	[2]	Boyd Gaming Corp.	383,729
84,517		Brinker International, Inc.	1,379,317
37,599		Brinks Home Security Holding	1,541,559
78,500		Burger King Holdings, Inc.	1,369,040
59,320	[2]	Career Education Corp.	1,290,210
189,542	[2,3]	CarMax, Inc.	3,910,251
51,409	[2]	Cheesecake Factory, Inc.	1,086,786
152,760	[2]	Chicos Fas, Inc.	1,950,745
27,470	[2]	Chipotle Mexican Grill, Inc.	2,649,756
44,792	[2,3]	Coldwater Creek, Inc.	199,772
54,952	[2]	Collective Brands, Inc.	1,081,455
78,132	[2,3]	Corinthian Colleges, Inc.	1,093,848
74,275	[2]	Dick's Sporting Goods, Inc.	1,661,532
76,128	[2]	Dollar Tree, Inc.	3,769,859
65,447	[2]	Dreamworks Animation SKG, Inc.	2,548,506
136,335		Foot Locker, Inc.	1,539,222
39,700	[2]	Fossil, Inc.	1,296,205
120,336		Gentex Corp.	2,306,841
49,398		Guess ?, Inc.	1,961,595
80,554	[2]	Hanesbrands, Inc.	1,850,325
35,168		Harte-Hanks	371,374
27,063	[2,3]	ITT Educational Services, Inc.	2,621,593
24,328		International Speedway Corp., Class A	625,473
48,200	[2,3]	J. Crew Group, Inc.	1,889,922
65,900		KB HOME	1,006,952
120,400	[2]	LKQ Corp.	2,257,500
46,509	[2]	Lamar Advertising Co.	1,330,157
33,915	[2,3]	Life Time Fitness, Inc.	812,264
31,718		M.D.C. Holdings, Inc.	1,065,725
26,349		Matthews International Corp., Class A	891,914
47,070	[2,3]	Mohawk Industries, Inc.	1,949,169
5,123	[2]	NVR, Inc.	3,504,849
37,526	[2,3]	NetFlix, Inc.	2,335,994
26,400	[2]	Panera Bread Co.	1,885,488
105,834		PetSmart, Inc.	2,725,226
44,327		Phillips Van Heusen Corp.	1,741,608
47,105		Regis Corp.	750,383
1

Shares			Value
57,482	[2]	Rent-A-Center, Inc.	1,149,640
36,850		Ryland Group, Inc.	820,281
135,970	[2,3]	Saks, Inc.	875,647
23,207		Scholastic Corp.	693,889
55,962	[2]	Scientific Games Holdings Corp.	787,945
220,071		Service Corp. International	1,687,945
57,948		Sothebys Holdings, Inc., Class A	1,346,712
11,831	[3]	Strayer Education, Inc.	2,458,245
30,531		Thor Industries, Inc.	969,359
39,634	[2]	Timberland Co., Class A	681,705
114,730	[2]	Toll Brothers, Inc.	2,119,063
53,711		Tupperware Brands Corp.	2,280,569
31,401	[2]	Under Armour, Inc., Class A	797,585
111,030	[2]	Urban Outfitters, Inc.	3,505,217
45,800	[2]	WMS Industries, Inc.	1,698,264
39,735	[2]	Warnaco Group, Inc.	1,538,539
319,000		Wendy's / Arby's Group Inc.	1,470,590
36,870		Wiley (John) & Sons, Inc., Class A	1,539,323
88,629		Williams-Sonoma, Inc.	1,682,178
		TOTAL	106,683,260
		Consumer Staples – 4.0%
70,445		Alberto-Culver Co.	1,999,933
48,599	[2]	BJ's Wholesale Club, Inc.	1,642,160
59,835		Church and Dwight, Inc.	3,607,452
64,170		Corn Products International, Inc.	1,823,711
59,795	[2,3]	Energizer Holdings, Inc.	3,318,623
67,900		Flowers Foods, Inc.	1,649,291
30,400	[2]	Green Mountain Coffee, Inc.	2,578,528
61,833	[2]	Hansen Natural Corp.	2,377,479
17,093		Lancaster Colony Corp.	932,423
51,935	[2]	NBTY, Inc.	2,312,666
49,320		PepsiAmericas, Inc.	1,432,746
48,000	[2]	Ralcorp Holdings, Inc.	2,966,400
33,738		Ruddick Corp.	956,472
118,024	[2,3]	Smithfield Foods, Inc.	1,777,441
23,168	[3]	Tootsie Roll Industries, Inc.	603,063
21,533		Universal Corp.	977,383
		TOTAL	30,955,771
		Energy – 6.9%
140,064	[3]	Arch Coal, Inc.	2,951,148
47,300	[2]	Atwood Oceanics, Inc.	1,585,496
31,899	[2]	Bill Barrett Corp.	988,869
71,765		Cimarex Energy Co.	3,531,556
39,600	[2]	Comstock Resources, Inc.	1,544,004
47,925	[2]	Encore Acquisition Co.	2,282,188
54,738	[2,3]	Exterran Holdings, Inc.	1,110,087
97,448	[2]	Forest Oil Corp.	2,350,446
92,923		Frontier Oil Corp.	1,157,821
79,792	[2]	Helix Energy Solutions Group, Inc.	846,593
91,926		Helmerich & Payne, Inc.	3,845,264
85,200	[2]	Mariner Energy, Inc.	1,231,140
2

Shares			Value
113,565	[2]	Newfield Exploration Co.	5,557,871
46,700	[2]	Oceaneering International, Inc.	2,554,490
20,547		Overseas Shipholding Group, Inc.	916,602
61,642	[2]	Patriot Coal Corp.	954,835
134,680		Patterson-UTI Energy, Inc.	2,068,685
118,507	[2]	Plains Exploration & Production Co.	3,952,208
149,383	[2]	Pride International, Inc.	4,421,737
98,304	[2,3]	Quicksilver Resources, Inc.	1,306,460
106,800	[2]	Southern Union Co.	2,353,872
66,734	[2]	Superior Energy Services, Inc.	1,532,880
45,390		Tidewater, Inc.	2,125,160
35,300	[2]	Unit Corp.	1,607,562
		TOTAL	52,776,974
		Financials – 18.7%
122,429		AMB Property Corp.	2,938,296
35,081	[2]	Affiliated Managers Group	2,124,856
36,920		Alexandria Real Estate Equities, Inc.	2,205,232
64,900		American Financial Group, Inc.	1,610,169
83,932	[2,3]	Americredit Corp.	1,760,054
146,772		Apollo Investment Corp.	1,511,752
145,067		Associated Banc Corp.	1,845,252
69,387		Astoria Financial Corp.	915,908
44,321		BRE Properties, Inc., Class A	1,421,375
62,300		Bancorpsouth, Inc.	1,425,424
41,107		Bank of Hawaii Corp.	1,869,546
112,944		Berkley, W. R. Corp.	2,747,928
99,958		Brown & Brown	1,759,261
55,484		Camden Property Trust	2,151,115
48,859		Cathay Bancorp, Inc.	468,069
38,224		City National Corp.	1,887,883
60,777		Commerce Bancshares, Inc.	2,405,554
49,500		Corporate Office Properties Trust	1,766,655
79,893		Cousins Properties, Inc.	611,980
49,976		Cullen Frost Bankers, Inc.	2,564,768
193,890		Duke Realty Corp.	2,194,835
100,461		Eaton Vance Corp.	2,894,281
31,024		Equity One, Inc.	519,652
25,500		Essex Property Trust, Inc.	2,032,095
51,743		Everest Re Group Ltd.	4,436,445
52,112		Federal Realty Investment Trust	3,354,971
196,246		Fidelity National Financial, Inc., Class A	2,531,573
85,884		First American Financial Corp.	2,539,590
155,851		First Niagara Financial Group, Inc.	2,139,834
70,792		FirstMerit Corp.	1,450,528
150,700		Fulton Financial Corp.	1,392,468
84,415		Gallagher (Arthur J.) & Co.	1,903,558
97,764		HCC Insurance Holdings, Inc.	2,649,404
43,993		Hanover Insurance Group, Inc.	1,866,183
60,343		Highwoods Properties, Inc.	1,822,962
34,280		Horace Mann Educators Corp.	411,017
104,454		Hospitality Properties Trust	2,310,523
3

Shares			Value
43,700		International Bancshares Corp.	910,708
103,303		Jefferies Group, Inc.	2,638,359
35,392		Jones Lang LaSalle, Inc.	2,017,698
95,064		Liberty Property Trust	2,889,946
82,525	[3]	Macerich Co. (The)	2,545,896
66,538		Mack-Cali Realty Corp.	2,170,470
30,679		Mercury General Corp.	1,172,551
95,601		Nationwide Health Properties, Inc.	3,151,009
359,550		New York Community Bancorp, Inc.	5,404,037
92,200		Newalliance Bancshares, Inc.	1,073,208
202,595		Old Republic International Corp.	2,145,481
70,900		Omega Healthcare Investors	1,326,539
23,263		PacWest Bancorp	482,707
34,079		Potlatch Corp.	1,046,225
71,271		Protective Life Corp.	1,200,916
83,178		Raymond James Financial, Inc.	2,105,235
66,004		Rayonier, Inc.	2,768,208
90,262		Realty Income Corp.	2,521,018
70,035		Regency Centers Corp.	2,345,472
62,500		Reinsurance Group of America	3,045,000
113,193		SEI Investments Co.	2,004,648
66,500		SL Green Realty Corp.	3,025,085
35,131	[2]	SVB Financial Group	1,524,334
105,500		Senior Housing Properties Trust	2,199,675
42,155		StanCorp Financial Group, Inc.	1,811,822
428,861	[3]	Synovus Financial Corp.	1,183,656
99,031		TCF Financial Corp.	1,449,814
47,500		Trustmark Corp.	1,083,000
128,846		UDR, Inc.	2,004,844
42,805		Unitrin, Inc.	928,869
122,010	[3]	Valley National Bancorp	1,677,638
73,031		Waddell & Reed Financial, Inc., Class A	2,288,061
92,560		Washington Federal, Inc.	1,726,244
61,928		Webster Financial Corp. Waterbury	958,026
89,191		Weingarten Realty Investors	1,665,196
24,923		WestAmerica Bancorp.	1,385,220
58,626		Wilmington Trust Corp.	769,173
		TOTAL	143,086,984
		Health Care – 11.8%
61,566	[2]	Affymetrix, Inc.	325,069
58,944		Beckman Coulter, Inc.	3,853,169
16,500	[2]	Bio Rad Laboratories, Inc., Class A	1,537,470
58,051	[2,3]	Cerner Corp.	4,391,558
57,502	[2]	Charles River Laboratories International, Inc.	2,089,623
80,010	[2]	Community Health Systems, Inc.	2,609,926
54,156	[2]	Covance, Inc.	3,147,005
48,694	[2,3]	Edwards Lifesciences Corp.	4,363,956
97,759	[2]	Endo Pharmaceuticals Holdings, Inc.	1,965,934
43,121	[2]	Gen-Probe, Inc.	1,851,185
213,507	[2]	Health Management Association, Class A	1,417,687
89,367	[2]	Health Net, Inc.	2,168,043
4

Shares			Value
76,805	[2,3]	Henry Schein, Inc.	4,151,310
53,834		Hill-Rom Holdings, Inc.	1,258,101
218,970	[2]	Hologic, Inc.	3,299,878
50,947	[2]	IDEXX Laboratories, Inc.	2,674,208
60,700	[2]	Immucor, Inc.	1,125,985
31,043	[2]	Kindred Healthcare, Inc.	524,937
51,653	[2,3]	Kinetic Concepts, Inc.	2,132,752
46,011	[2,3]	LifePoint Hospitals, Inc.	1,379,410
59,294	[2]	Lincare Holdings, Inc.	2,183,205
42,700	[2]	Masimo Corp.	1,185,352
48,857		Medicis Pharmaceutical Corp., Class A	1,129,085
50,500	[2,3]	OSI Pharmaceuticals, Inc.	1,728,110
99,513		Omnicare, Inc.	2,487,825
35,600		Owens & Minor, Inc.	1,427,204
67,182		Perrigo Co.	2,974,819
98,428		Pharmaceutical Product Development, Inc.	2,299,278
49,580	[2]	Psychiatric Solutions, Inc.	1,093,239
65,085	[2,3]	ResMed, Inc.	3,328,447
50,729		Steris Corp.	1,323,012
32,542	[2]	Techne Corp.	2,135,406
34,194		Teleflex, Inc.	1,954,529
48,300	[2]	Thoratec Laboratories Corp.	1,369,305
39,600	[2,3]	United Therapeutics Corp.	2,358,972
82,060		Universal Health Services, Inc., Class B	2,392,870
72,914	[2]	VCA Antech, Inc.	1,851,286
58,960	[2,3]	Valeant Pharmaceuticals International	1,973,391
24,929	[2,3]	Varian, Inc.	1,285,339
164,822	[2,3]	Vertex Pharmaceuticals, Inc.	6,329,165
35,888	[2]	Wellcare Health Plans, Inc.	1,118,988
		TOTAL	90,196,033
		Industrials – 13.7%
78,997	[2]	AGCO Corp.	2,441,797
92,358		AMETEK, Inc.	3,365,525
94,700	[2]	Aecom Technology Corp.	2,554,059
116,605	[2,3]	AirTran Holdings, Inc.	562,036
31,032	[2]	Alaska Air Group, Inc.	972,543
35,653		Alexander and Baldwin, Inc.	1,139,113
27,503	[2,3]	Alliant Techsystems, Inc.	2,171,912
85,653	[2]	BE Aerospace, Inc.	1,921,197
38,999		Brinks Co. (The)	911,797
64,700		Bucyrus International, Inc.	3,388,986
52,516		Carlisle Cos., Inc.	1,760,336
19,100	[2]	Clean Harbors, Inc.	1,093,666
42,834		Con-way, Inc.	1,225,909
55,730	[2]	Copart, Inc.	1,881,445
29,279		Corporate Executive Board Co.	677,516
99,973	[2,3]	Corrections Corp. of America	1,870,495
41,674		Crane Co.	1,271,890
44,720		Deluxe Corp.	832,239
66,270		Donaldson Co., Inc.	2,534,165
43,400	[2,3]	FTI Consulting, Inc.	1,798,930
5

Shares			Value
38,341		Federal Signal Corp.	248,833
40,803		GATX Corp.	1,069,855
51,253		Graco, Inc.	1,367,943
28,327		Granite Construction, Inc.	874,738
38,161		HNI Corp.	954,788
69,780		Harsco Corp.	2,076,653
48,997		Hubbell, Inc., Class B	2,109,811
73,443		Hunt (J.B.) Transportation Services, Inc.	2,251,762
70,763	[3]	IDEX Corp.	1,996,932
183,324	[2,3]	Jet Blue Airways Corp.	905,621
87,126		Joy Global, Inc.	3,985,143
136,482		KBR, Inc.	2,556,308
80,540	[2,3]	Kansas City Southern Industries, Inc.	2,392,038
68,356		Kennametal, Inc.	1,673,355
45,700	[2]	Kirby Corp.	1,482,508
39,271	[2]	Korn/Ferry International	581,211
45,100		Landstar System, Inc.	1,636,679
40,500		Lennox International, Inc.	1,547,910
36,850		Lincoln Electric Holdings	1,799,385
38,451		MSC Industrial Direct Co.	1,660,699
67,334		Manpower, Inc.	3,487,228
46,152		Miller Herman, Inc.	779,507
24,630		Mine Safety Appliances Co.	593,337
40,303	[2]	Navigant Consulting, Inc.	546,509
29,351		Nordson Corp.	1,659,505
75,901		OshKosh Truck Corp.	2,737,749
84,997		Pentair, Inc.	2,595,808
30,500		Regal Beloit Corp.	1,445,700
35,288		Rollins, Inc.	694,468
40,978		SPX Corp.	2,230,842
71,145	[2]	Shaw Group, Inc.	2,297,272
90,300	[2,3]	Terex Corp.	1,765,365
45,675	[2]	Thomas & Betts Corp.	1,541,988
69,502		Timken Co.	1,557,540
36,700		Towers Watson & Company	1,601,221
68,561		Trinity Industries, Inc.	1,072,294
71,759	[2]	URS Corp.	3,220,544
52,466	[2]	United Rentals, Inc.	420,253
16,500		Valmont Industries, Inc.	1,146,090
41,718		Wabtec Corp.	1,599,051
68,700	[2]	Waste Connections, Inc.	2,210,079
36,693		Werner Enterprises, Inc.	725,787
47,000		Woodward Governor Co.	1,195,210
		TOTAL	104,671,075
		Information Technology – 15.2%
339,700	[2]	3Com Corp.	2,530,765
30,062	[2]	ACI Worldwide, Inc.	481,293
88,991	[2,3]	ADC Telecommunications, Inc.	472,542
92,800	[2]	AOL Inc.	2,224,416
64,385		Acxiom Corp.	990,241
50,198		Adtran, Inc.	1,064,198
6

Shares			Value
13,404	[2,3]	Advent Software, Inc.	506,001
44,534	[2,4]	Alliance Data Systems Corp.	2,647,992
76,225	[2]	Ansys, Inc.	3,190,778
102,779	[2]	Arrow Electronics, Inc.	2,700,004
382,744	[2,3]	Atmel Corp.	1,775,932
129,816	[2]	Avnet, Inc.	3,432,335
119,464		Broadridge Financial Solutions	2,594,758
82,000	[2]	CIENA Corp.	1,045,500
224,220	[2]	Cadence Design Systems, Inc.	1,302,718
78,863	[2]	CommScope, Inc.	2,145,862
100,700	[2]	Convergys Corp.	1,077,490
88,753	[2,3]	Cree, Inc.	4,962,180
34,548	[2]	DST Systems, Inc.	1,566,061
56,943		Diebold, Inc.	1,512,976
32,055	[2]	Digital River, Inc.	805,542
33,300	[2,3]	Equinix, Inc.	3,204,459
67,469	[2]	F5 Networks, Inc.	3,334,993
36,300	[3]	FactSet Research Systems	2,286,900
41,784		Fair Isaac & Co., Inc.	916,323
106,965	[2]	Fairchild Semiconductor International, Inc., Class A	960,546
51,008	[2]	Gartner Group, Inc., Class A	1,091,571
69,206		Global Payments, Inc.	3,079,667
72,798		Henry Jack & Associates, Inc.	1,598,644
71,900	[2]	Hewitt Associates, Inc.	2,838,612
74,900	[2,3]	Informatica Corp.	1,774,381
141,567	[2]	Ingram Micro, Inc., Class A	2,392,482
145,575	[2]	Integrated Device Technology, Inc.	825,410
62,740	[2]	International Rectifier Corp.	1,131,830
102,684		Intersil Holding Corp.	1,383,153
34,000	[2]	Itron, Inc.	2,092,360
108,432	[2]	Lam Research Corp.	3,579,340
82,004		Lender Processing Services	3,178,475
69,300	[2]	MICROS Systems Corp.	1,980,594
86,600	[2]	MSCI, Inc., Class A	2,559,896
18,000	[2]	ManTech International Corp., Class A	862,380
79,806	[2]	Mentor Graphics Corp.	640,044
28,900	[2]	Mettler-Toledo International, Inc.	2,816,883
135,885	[2]	NCR Corp.	1,626,543
49,149		National Instruments Corp.	1,444,489
63,878	[2]	NeuStar, Inc., Class A	1,434,700
143,970	[2,3]	Palm, Inc.	1,495,848
100,069	[2]	Parametric Technology Corp.	1,657,143
40,917		Plantronics, Inc.	1,081,027
71,730	[2]	Polycom, Inc.	1,608,904
52,700	[2]	Quest Software, Inc.	907,494
230,342	[2,3]	RF Micro Devices, Inc.	886,817
86,497	[3]	Rovi Corp.	2,497,168
36,212	[2]	SRA International, Inc.	623,571
52,051	[2]	Semtech Corp.	779,724
38,020	[2]	Silicon Laboratories, Inc.	1,605,965
59,200	[2]	Solera Holdings, Inc.	1,960,112
7

Shares			Value
68,562	[2,3]	Sybase, Inc.	2,788,417
125,965	[2]	Synopsys, Inc.	2,679,276
42,394	[2]	Tech Data Corp.	1,727,556
102,935	[2,3]	Trimble Navigation Ltd.	2,356,182
74,703	[2]	ValueClick, Inc.	691,003
163,152	[2]	Vishay Intertechnology, Inc.	1,230,166
52,473	[2]	Zebra Technologies Corp., Class A	1,369,545
		TOTAL	116,010,177
		Materials – 6.1%
78,570		Albemarle Corp.	2,806,520
58,145		Aptargroup, Inc.	2,062,985
63,100		Ashland, Inc.	2,549,871
56,348		Cabot Corp.	1,452,651
37,988		Carpenter Technology Corp.	1,018,078
97,927		Commercial Metals Corp.	1,345,517
40,599		Cytec Industries, Inc.	1,514,749
29,400		Greif, Inc., Class A	1,421,784
100,915	[2,3]	Louisiana-Pacific Corp.	717,506
58,028		Lubrizol Corp.	4,276,083
38,395		Martin Marietta Materials	3,040,116
16,180		Minerals Technologies, Inc.	773,404
66,252		Olin Corp.	1,093,158
88,192		Packaging Corp. of America	1,943,752
110,923		RPM International, Inc.	2,074,260
54,903		Reliance Steel & Aluminum Co.	2,236,748
37,771		Scotts Co.	1,499,509
41,682		Sensient Technologies Corp.	1,081,648
22,900		Silgan Holdings, Inc.	1,187,365
85,870		Sonoco Products Co.	2,383,751
186,570		Steel Dynamics, Inc.	2,832,133
89,508		Temple-Inland, Inc.	1,554,754
86,093	[2]	Terra Industries, Inc.	2,720,539
85,935		Valspar Corp.	2,275,559
51,615		Worthington Industries, Inc.	746,869
		TOTAL	46,609,309
		Telecommunication Services – 0.8%
182,123	[2]	Cincinnati Bell, Inc.	529,978
56,300	[2]	Syniverse Holdings, Inc.	946,403
125,900	[2]	TW Telecom, Inc.	1,940,119
62,711		Telephone and Data System, Inc.	1,978,532
19,405		Telephone and Data System, Inc. — Special Common Shares	551,490
		TOTAL	5,946,522
		Utilities – 6.5%
66,094		AGL Resources, Inc.	2,332,457
92,758		Alliant Energy Corp.	2,894,050
116,425		Aqua America, Inc.	1,931,491
78,500		Atmos Energy Corp.	2,168,170
33,134		Black Hills Corp.	860,821
51,900		Cleco Corp.	1,345,248
102,007		DPL, Inc.	2,737,868
411,400	[2]	Dynegy, Inc.	666,468
8

Shares			Value
61,742		Energen Corp.	2,713,561
112,850		Great Plains Energy, Inc.	2,015,501
77,661	[3]	Hawaiian Electric Industries, Inc.	1,536,135
39,290		Idacorp, Inc.	1,231,741
160,480		MDU Resources Group, Inc.	3,533,770
92,030		NSTAR	3,160,310
204,395		NV Energy, Inc.	2,354,630
69,176		National Fuel Gas Co.	3,245,738
81,090		OGE Energy Corp.	2,937,080
89,741		ONEOK, Inc.	3,786,173
74,878		PNM Resources, Inc.	870,831
92,900		UGI Corp.	2,276,979
69,706		Vectren Corp.	1,622,756
43,006		WGL Holdings, Inc.	1,364,580
93,330		Westar Energy, Inc.	1,990,729
		TOTAL	49,577,087
		TOTAL COMMON STOCKS (IDENTIFIED COST $757,975,733)	746,513,192
		WARRANTS – 0.0%
		Consumer Discretionary – 0.0%
730	[2]	Krispy Kreme Doughnuts, Inc., Warrants, Expiration Date 3/2/2012 (IDENTIIFED COST $7)	225
		MUTUAL FUND – 14.7%
112,370,857	[5,6,7]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	112,370,857
		TOTAL INVESTMENTS — 112.4% (IDENTIFIED COST $870,346,597)[8]	858,884,274
		OTHER ASSETS AND LIABILITIES - NET — (12.4)%[9]	(94,634,955)
		TOTAL NET ASSETS — 100%	$764,249,319

At January 31, 2010, the Fund had the following outstanding futures contracts1:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P MidCap 400 Index Long Futures	293	20,548,090	March 2010	$(6,016)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $20,548,090 at January 31, 2010, which represents 2.7% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.0%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
9

As of January 31, 2010, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$85,877,229	$91,835,393
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated company.
6	7-Day net yield.
7	All or a portion of this security is held as collateral for securities lending.
8	At January 31, 2010, the cost of investments for federal tax purposes was $870,808,514. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $11,924,240. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $121,653,578 and net unrealized depreciation from investments for those securities having an excess of cost over value of $133,577,818.
9	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
10

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$742,076,747	$ —	$ —	$742,076,747
International	4,436,445	—	—	4,436,445
Warrants	—	225	—	225
Mutual Fund	112,370,857	—	—	112,370,857
TOTAL SECURITIES	$858,884,049	$225	$ —	$858,884,274
OTHER FINANCIAL INSTRUMENTS*	$(6,016)	$ —	$ —	$(6,016)
*	Other financial instruments include futures contracts.
11

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010